Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 1,267,352	$ 431,400	$ 1,371,331
Accounts receivable	8,101,751	6,384,148	7,871,422
Other current assets	874,856	783,606	818,600
Total current assets	10,243,959	7,599,154	10,061,353
Other assets:
Property and equipment, net	115,521	83,128	58,892
Intangible assets, net	3,035,580	3,584,221	5,778,036
Goodwill	13,729,770	13,729,770	13,729,770
Deferred income tax assets, net	11,349	8,879	9,399
Total other assets	16,892,220	17,405,998	19,576,097
Total assets	27,136,179	25,005,152	29,637,450
Current liabilities:
Line of credit	4,553,492	2,881,061	3,950,681
Accounts payable	5,254,231	4,696,352	4,377,794
Other accrued expenses	2,177,206	1,989,894	1,697,636
Current portion - long-term notes			6,450
Convertible notes	1,000,000	1,000,000	1,250,000
Debentures	1,500,000	1,000,000
Consideration payable - cash	1,000,000	2,496,000	2,696,000
Consideration payable - equity			605,223
Short term Loans	1,000,000
Dividend payable - Preferred stock	428,133	320,298	105,181
Total current liabilities	16,913,062	14,383,605	14,688,965
Long-term liabilities:
Warrant liability			4,189,388
Total long-term liabilities			4,189,388
Total liabilities	16,913,062	14,383,605	18,878,353
Stockholders' equity:
Preferred stock value	4,249	4,249	4,207
Common stock value	32,467	25,221	16,932
Additional paid-in capital	52,562,485	51,040,296	45,129,214
Accumulated deficit	(42,400,593)	(40,508,231)	(34,478,253)
Accumulated other comprehensive income (loss)	24,509	60,012	86,997
Total stockholders' equity	10,223,117	10,621,547	10,759,097
Total liabilities and stockholders' equity	$ 27,136,179	$ 25,005,152	$ 29,637,450